Derivatives and hedge accounting - Additional information 2 (Details) - Decimal	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Australia, Dollars [member] | Cash flow hedges [member] | Interest rate swap [member] | Average [member]
Disclosure of risk management strategy related to hedge accounting [table]
Fixed interest rate	0.55%	0.82%
Australia, Dollars [member] | Cash flow hedges [member] | Currency Swap Contract [Member]
Disclosure of risk management strategy related to hedge accounting [table]
Average foreign exchange rate	1.61	1.6
Australia, Dollars [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [table]
Average foreign exchange rate	1.58	1.65
Euro Member Countries, Euro [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [table]
Average rates of hedging instrument	3.06%	2.79%
Euro Member Countries, Euro [member] | Cash flow hedges [member] | Interest rate swap [member] | Average [member]
Disclosure of risk management strategy related to hedge accounting [table]
Fixed interest rate	(0.16%)	(0.15%)
PLN [member] | Cash flow hedges [member] | Interest rate swap [member] | Average [member]
Disclosure of risk management strategy related to hedge accounting [table]
Fixed interest rate	1.73%	1.74%
PLN [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [table]
Average foreign exchange rate	4.58	4.45
THB [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [table]
Average foreign exchange rate	37.84	35.71
United States of America, Dollars [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [table]
Average rates of hedging instrument	3.83%	3.76%
United States of America, Dollars [member] | Cash flow hedges [member] | Interest rate swap [member] | Average [member]
Disclosure of risk management strategy related to hedge accounting [table]
Fixed interest rate	2.09%	2.31%
United States of America, Dollars [member] | Cash flow hedges [member] | Currency Swap Contract [Member]
Disclosure of risk management strategy related to hedge accounting [table]
Average foreign exchange rate	1.01	0.95
United States of America, Dollars [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [table]
Average foreign exchange rate	1.18	1.14